Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables
Schedule of trade receivables
	December 31, 2023	December 31, 2022
Trade receivables	771,392	711,439
Related Parties (note 21)	18,137	7,177
(-) Impairment losses on trade receivables	(92,017)	(69,481)
	697,512	649,135

Schedule of maturities of trade receivables
	December 31, 2023	December 31, 2022
Not yet due	541,656	563,005
Past due
Up to 30 days	33,749	19,435
From 31 to 60 days	22,933	22,637
From 61 to 90 days	25,584	12,193
From 91 to 180 days	52,404	42,169
From 181 to 360 days	61,782	31,357
Over 360 days	33,284	20,643
Total past due	229,736	148,434
Related parties (note 21)	18,137	7,177
Impairment losses on trade receivables	(92,017)	(69,481)
	697,512	649,135

Schedule of expected credit losses for aging
		December 31, 2023		December 31, 2022
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%)	Lifetime ECL (R$)
Not yet due	3.78%	17,834	1.52%	8,970

Past due
Up to 30 days	11.29%	2,562	9.53%	2,072
From 31 to 60 days	17.69%	3,645	14.09%	2,728
From 61 to 90 days	24.23%	3,502	19.87%	2,335
From 91 to 180 days	40.18%	12,232	29.66%	10,096
From 181 to 360 days	67.68%	22,454	48.35%	12,465
Over 360 days	87.60%	19,467	76.40%	15,434
Total past due		63,862		45,130
Customers in judicial recovery (i)	100%	10,321	100%	15,381
(-) Impairment losses on trade receivables		92,017		69,481

(i)	expected credit loss relating to the entirely of Vasta’s receivable with a large retailer that entered bankruptcy proceeding in Brazil.

Schedule of changes in impairment losses on trade receivables
	December 31, 2023	December 31, 2022	December 31, 2021
Opening balance	69,481	46,500	32,055
Additions	62,390	45,904	39,326
Reversals	(6,619)	(288)	(2,854)
Write offs (i)	(33,235)	(22,635)	(22,027)
Closing balance	92,017	69,481	46,500

(i)	The Company assessed its customers credit lines, on a regular basis. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 33,235 as write-off as of December 31, 2023 (R$ 22,635 as of December 31, 2022).